Document And Entity Information	Sep. 09, 2022
Document Information [Line Items]
Entity, Registrant Name	StarTek, Inc.
Document, Type	8-K
Document, Period End Date	Sep. 09, 2022
Entity, Incorporation, State or Country Code	DE
Entity, File Number	1-12793
Entity, Tax Identification Number	84-1370538
Entity, Address, Address Line One	4610 South Ulster Street, Suite 150
Entity, Address, City or Town	Denver
Entity, Address, State or Province	CO
Entity, Address, Postal Zip Code	80237
City Area Code	303
Local Phone Number	262-4500
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock
Trading Symbol	SRT
Security Exchange Name	NYSE
Entity, Emerging Growth Company	false
Amendment Flag	false
Entity, Central Index Key	0001031029